NET LOSS PER SHARE OF COMMON STOCK (Details - Basic and diluted net loss per share) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$ (1,238,077)	$ (1,464,557)	$ (3,637,180)	$ (2,648,017)
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,208,281	505,485	6,817,419	498,415
Weighted average shares issuable for vested restricted stock units	8,743	12,494	12,406	9,084
Weighted average shares of common stock outstanding, basic	8,217,024	517,979	6,829,825	507,499
Weighted average shares of common stock outstanding, diluted	8,217,024	517,979	6,829,825	507,499